GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill - Changes In Period
Schedule of reconciliation of changes in goodwill

	2022	2021

Balance at the end of the previous year	42,411.3	40,023.5
Effects of movements in foreign exchange in the balance sheet	(3,510.6)	1,255.3
Effect of application of IAS 29 (hyperinflation)	1,709.9	1,092.4
Acquisitions, (write-offs) and disposal through business combinations	(16.6)	40.1
Balance at the end of the year	40,594.0	42,411.3

Schedule of carrying amount of goodwill

	Functional currency	2022	2021

Brazil	BRL	17,702.4	17,702.4
Goodwill		102,945.0	102,945.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	4,231.6	4,439.3
Panama	PAB	1,813.8	1,939.9

Latin America - South:
Argentina	ARS	3,463.0	3,232.6
Bolivia	BOB	1,845.6	1,973.9
Chile	CLP	53.1	57.4
Paraguay	PYG	953.8	1,083.2
Uruguay	UYU	193.1	185.2

Canada	CAD	10,337.6	11,797.4
		40,594.0	42,411.3

(i)	This refers to the shareholding exchange transaction in 2013 as a result of the adoption of the predecessor basis of accounting.

Schedule of local currency

CGU	2022
Chile	11.4%
Panama	10.0%
Brazil	12.7%